Related Party Transactions and Balances - Schedule of Material Related Party Transactions (Details) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Inventory purchased from related parties
Total inventory purchased from related parties	[1]	$ 1,323,097	$ 267,919
Loans from related parties
Total loans from related parties	[1]	584,085	538,410
Repayment of loans from related parties
Total repayment of loans from related parties	[1]	553,189	378,830
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Inventory purchased from related parties
Total inventory purchased from related parties	[2]	966,506	639,086
Related Parties [Member]
Inventory purchased from related parties
Total inventory purchased from related parties		2,289,603	907,005
Less: inventory purchased from related parties from discontinued operation		(2,289,603)	(907,005)
Inventory purchased from continuing operations
Loans to related parties
Total loans to related parties		3,186,741	2,918,314
Less: loans to related parties from discontinued operation		(12,238)	(12,280)
Loans to related parties from continuing operations		3,174,503	2,906,034
Collection of loan to a related party
Total collection of loan to a related party		691,486
Loans from related parties
Total loans from related parties		979,510	653,962
Less: loans from related parties from discontinued operation		(589,617)	(573,962)
Loans from related parties from continuing operations		389,893	80,000
Repayment of loans from related parties
Total repayment of loans from related parties		1,175,527	460,702
Less: repayment of loans from related parties from discontinued operation		(553,189)	(460,702)
Repayment of loans from related parties from continuing operations		622,338
Others
Total others			69
Shanghai Mingli New Energy Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties	[3]	2,904,243
Shanghai Mingli New Energy Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties		84,342
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties	[4]	138,297	2,775,311
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties	[4]	35,811	116,457
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties	[5]	12,238	12,280
Interest receivable from Jiangsu Youdi Technology Co., Ltd.[Member]
Loans to related parties
Total loans to related parties	[4],[6]	10,607	10,612
Jiangsu Youdi Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties	[6]	1,203	3,654
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Collection of loan to a related party
Total collection of loan to a related party	[4]	691,486
Shuang Wu [Member]
Loans from related parties
Total loans from related parties	[7]	389,893	80,000
Repayment of loans from related parties
Total repayment of loans from related parties	[7]	622,338
Others
Total others	[7]		69
Yan Fang [Member]
Loans from related parties
Total loans from related parties	[8]	5,532	35,552
Repayment of loans from related parties
Total repayment of loans from related parties	[8]		$ 81,872

[1]	Jiangsu Xinzhongtian Suye Co., Ltd.
[2]	Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
[3]	Shanghai Mingli New Energy Technology Co., Ltd.
[4]	Shandong Xingneng’an New Energy Technology Co., Ltd.
[5]	Shenzhen Star Cycling Network Technology Co., Ltd.
[6]	Jiangsu Youdi Technology Co., Ltd.
[7]	Shuang Wu
[8]	Yan Fang